Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	350,000,000	350,000,000
Common stock, shares issued	75,535,463	39,913,100	38,654,855
Common stock, shares outstanding	75,535,463	39,913,100
Allowances for doubtful accounts	$ 1,499,000	$ 929,800	$ 404,755
Common Stock [Member]
Common stock, shares authorized		350,000,000	350,000,000
Common stock, shares issued		39,656,951
Common stock, shares outstanding		39,656,951	38,654,855